Share capital, stock options and other stock-based plans	9 Months Ended
Sep. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
13. Share capital, stock options and other stock-based plans:

On June 23, 2026, the Company issued 1,600,000 common shares as part of the securities purchase agreement. The Company estimated the fair value of the common shares of $126 using the residual allocation approach. Under this approach, the fair value of the Pre-Funded Warrant and Common Warrant liabilities was first determined and recognized at fair value, with the remaining proceeds allocated to the common shares based on their residual fair value.

During the three and nine months ended September 30, 2026, the Company issued nil and 20,521 common shares, respectively, net of cancellations, upon exercises of share units (three and nine months ended September 30, 2025 – nil and 68,071 common shares, respectively). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units (“Units”):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vest and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the three and nine months ended September 30, 2026, the Company recognized $345 and $789, respectively, (three and nine months ended September 30, 2025 - recovery of $(221) and $515) of stock-based compensation associated with the Aetherion Omnibus Plan. The Aetherion Omnibus Plan aims to advance the Company's interests by encouraging employees, consultants and non-employee directors to receive equity-based compensation and incentives. The plan outlines the stock-based options types, eligibility and vesting terms.

A continuity of the Units issued under the Aetherion Omnibus Plan are as follows:

	Nine months ended September 30, 2026		Nine months ended September 30, 2025
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	713,061	$11.51	524,322	$11.75
Granted	348,936	2.82	427,691	3.28
Exercised	(20,521)	17.80	(68,071)	17.48
Forfeited/expired	(151,373)	8.63	(146,457)	11.82
Outstanding, end of period	890,103	$4.09	737,485	$6.28
Units outstanding and exercisable, end of period	491	$31.07	491	$31.07

During the nine months ended September 30, 2026, 348,936 share units were granted to certain employees (nine months ended September 30, 2025 - 427,691). This included 130,000 performance share units ("PSUs") (nine months ended September 30, 2025 - 290,540) and 218,936 deferred share units ("DSUs") (nine months ended September 30, 2025 - 137,151).

Of the 890,103 units outstanding as at September 30, 2026 , 456,677 relate to equity settled awards (September 30, 2025 - 408,632) and 433,426 relate to cash settled award (September 30, 2025 - 328,853).
13. Share capital, stock options and other stock-based plans (continued):

Values of PSUs are determined using the Monte–Carlo Simulation Model. RSUs typically vest over a three-year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. Vesting of DSUs shall occur immediately prior to the resignation, retirement or termination of directorship, in accordance with the terms of Aetherion's Omnibus Plan.

As at September 30, 2026, $546 of compensation expense related to Units awarded has yet to be recognized in results from operations and will be recognized ratably over 1.5 years.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at September 30, 2026 is as follows:

September 30, 2026
(CDN $)
Share units:
Outstanding	$2,500
Exercisable	15
Exercised	58
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Research and development	7	12	20	40
General and administrative	338	(215)	769	465
Sales and marketing	—	(18)	—	10
	$345	$(221)	$789	$515

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Stock-based compensation - equity or cash settled	108	(16)	304	377
Stock-based compensation - cash settled only	237	(205)	485	138
	$345	$(221)	$789	$515

Units outstanding settled in cash only are remeasured at each reporting period based on the Company's closing share price. The outstanding liability is reported within accrued payroll in note 10.